Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Income (loss) from continuing operations before income taxes:
The Company and domestic subsidiaries	¥22,311	¥46,181	¥(7,473)
Foreign subsidiaries	59,655	24,675	20,900

	¥81,966	¥70,856	¥13,427

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥12,162	¥(4,462)	¥9,200
Foreign subsidiaries	8,256	6,694	5,713

Total current	20,418	2,232	14,913

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(1,990)	16,289	(5,504)
Foreign subsidiaries	(119)	280	(2,841)

Total deferred	(2,109)	16,569	(8,345)

Total provision	¥18,309	¥18,801	¥6,568

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2011	2012	2013
Statutory tax rate	41.0%	41.0%	38.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(22.4)	(16.1)	(43.6)
Tax (benefit) on undistributed earnings	(0.1)	5.1	8.9
Valuation allowance	(1.7)	4.1	33.7
Liabilities for unrecognized tax benefits	5.3	(10.5)	2.3
Accumulated earnings tax of foreign subsidiaries	0.3	0.0	0.0
Changes in Japanese income tax rates	—	1.4	—
Other	(0.1)	1.5	9.6

Effective income tax rate	22.3%	26.5%	48.9%

Summary of Income Tax Holiday

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Aggregate amounts of tax holidays	¥6,839	¥4,023	¥2,968

Per share—basic	¥49.13	¥29.26	¥22.03

Diluted	¥47.44	¥27.38	¥20.60

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Inventories	¥3,089	¥3,142
Marketable securities	—	1,102
Property, plant and equipment	4,394	—
Accrued bonus	2,324	2,242
Accrued enterprise tax	317	—
Pension and severance plans	3,677	4,526
Operating loss carryforwards for tax purposes	6,672	13,646
Foreign tax credit	7,880	5,402
Accrued vacation	949	1,135
Accrued expenses	1,838	3,636
Other	1,904	2,613

Gross deferred tax assets	33,044	37,444
Less—Valuation allowance	(9,786)	(14,492)

Net deferred tax assets	23,258	22,952

Deferred tax liabilities:
Refund of enterprise taxes	—	(285)
Basis difference of acquired assets	(3,613)	(4,495)
Property, plant and equipment	—	(1,058)
Undistributed earnings not permanently reinvested	(6,097)	(7,856)
Marketable securities	(125)	—
Intangible assets	(1,068)	(4,601)
Transfer pricing adjustments	(9,362)	—
Other	(1,172)	(1,083)

Gross deferred tax liabilities	(21,437)	(19,378)

Net deferred tax assets	¥1,821	¥3,574

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2011	2012	2013
Valuation allowance at beginning of year	¥(7,606)	¥(6,235)	¥(9,786)
Additions	(1,535)	(3,490)	(7,660)
Deductions	2,906	1,581	2,994
Impact on newly acquired companies	—	(1,642)	(40)

Valuation allowance at end of year	¥(6,235)	¥(9,786)	¥(14,492)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Other current assets	¥6,448	¥12,787
Other non-current assets	5,482	7,116
Deferred tax liabilities:
Other current liabilities	(7,166)	(1,829)
Other long-term liabilities	(2,943)	(14,500)

Net deferred tax assets	¥1,821	¥3,574

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2011	2012	2013
Balance at April 1	¥4,887	¥9,199	¥1,766
Additions for tax positions of the current year	4,312	1,766	44
Additions for tax positions of prior years	—	—	551
Settlements	—	(9,199)	—

Balance at March 31	¥9,199	¥1,766	¥2,361